Long-Term Debt, Summary of Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020		Jan. 31, 2020	Sep. 28, 2019
Long-term Debt [Abstract]
Long-term debt	$ 10,322
Debt discounts and deferred fees	(85)			$ (112)
Total long-term debt	10,237			11,365
Current portion of long-term debt	(75)			(104)
Long-term debt, less current portion	10,162			11,261
Term Loan due October 2022 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 1,545			1,545
Maturity date	Oct. 31, 2022
Term Loan due January 2024 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 448			489
Maturity date	Jan. 31, 2024
Term Loan due July 2026 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 4,208			4,250
Maturity date	Jul. 31, 2026
Revolving Line of Credit [Member]
Long-term Debt [Abstract]
Long-term debt	$ 0			0
Maturity date	May 31, 2024
6.00% Second Priority Senior Secured Notes due October 2022 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 200			400
Interest rate	6.00%
Maturity date	Oct. 31, 2022
5.125% Second Priority Senior Secured Notes due July 2023 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 300			700
Interest rate	5.125%
Maturity date	Jul. 31, 2023
1.00% First Priority Senior Secured Notes due July 2025 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 814	[1]		0
Interest rate	1.00%		1.00%
Maturity date	Jul. 31, 2025
4.50% Second Priority Senior Secured Notes due February 2026 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 500			500
Interest rate	4.50%
Maturity date	Feb. 28, 2026
4.875% First Priority Senior Secured Notes due July 2026 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 1,250			1,250
Interest rate	4.875%
Maturity date	Jul. 31, 2026
5.625% Second Priority Senior Secured Notes due July 2027 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 500			500
Interest rate	5.625%
Maturity date	Jul. 31, 2027
1.50% First Priority Senior Secured Notes due July 2027 [Member]
Long-term Debt [Abstract]
Long-term debt	$ 436	[1]		0
Interest rate	1.50%		1.50%
Maturity date	Jul. 31, 2027
Finance Leases and Other [Member]
Long-term Debt [Abstract]
Long-term debt	$ 121			167
Retired Debt [Member]
Long-term Debt [Abstract]
Long-term debt	$ 0			$ 1,676

[1]	Euro denominated